LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Equity Funds–51.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	368,795	$16,218,504
LVIP BlackRock Equity Dividend Fund	859,642	21,871,872
LVIP Channing Small Cap Value Fund	168,368	2,273,978
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,745,411	27,673,495
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	480,685	7,105,008
LVIP Nomura Mid-Cap Index Fund	187,931	8,903,809
LVIP SSGA Mid-Cap Index Fund	1,263,921	16,683,762
LVIP SSGA Nasdaq-100 Index Fund	194,587	3,134,021
LVIP SSGA S&P 500 Index Fund	1,478,012	47,628,925
LVIP SSGA Small-Cap Index Fund	198,021	6,947,944
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	294,275	8,587,231
		167,028,549
Fixed Income Funds–18.31%
*Lincoln Bain Capital Total Credit Fund	387,769	3,908,706
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	261,559	2,498,145
LVIP Franklin Templeton Core Bond Fund	918,934	10,720,289
LVIP JPMorgan Core Bond Fund	4,161,668	41,429,403
LVIP SSGA Bond Index Fund	91,707	925,693
		59,482,236
Global Equity Fund–0.33%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	136,660	1,081,666
		1,081,666
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–26.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	410,107	$4,286,027
LVIP Franklin Templeton Multi-Factor International Equity Fund	990,361	10,472,079
LVIP Loomis Sayles Global Growth Fund	367,232	6,163,990
LVIP MFS International Growth Fund	955,779	19,387,968
LVIP Mondrian International Value Fund	1,035,320	22,484,043
LVIP SSGA Emerging Markets Equity Index Fund	650,328	9,033,710
LVIP SSGA International Index Fund	1,171,212	15,696,582
		87,524,399
Total Affiliated Investments (Cost $256,775,160)		315,116,850

UNAFFILIATED INVESTMENT–2.73%
INVESTMENT COMPANY–2.73%
Money Market Fund–2.73%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	8,879,769	8,879,769
Total Unaffiliated Investment (Cost $8,879,769)		8,879,769

TOTAL INVESTMENTS–99.75% (Cost $265,654,929)	323,996,619
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	808,904
NET ASSETS APPLICABLE TO 25,458,464 SHARES OUTSTANDING–100.00%	$324,805,523

LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$206,475	$211,562	6/15/26	$—	$(5,087)
6	CME British Pound Currency Futures	495,975	502,880	6/15/26	—	(6,905)
8	CME Euro Foreign Exchange Currency Futures	1,158,550	1,166,656	6/15/26	—	(8,106)
7	CME Japanese Yen Currency Futures	554,225	558,798	6/15/26	—	(4,573)
					—	(24,671)
Equity Contracts:
8	CME E-mini Russell 2000 Index Futures	1,004,880	998,674	6/18/26	6,206	—
12	CME E-mini S&P 500 Index Futures	3,942,450	4,011,921	6/18/26	—	(69,471)
5	CME E-mini S&P MidCap 400 Index Futures	1,698,250	1,681,889	6/18/26	16,361	—
20	Eurex EURO STOXX 50 Futures	1,270,279	1,323,693	6/19/26	—	(53,414)
4	FTSE 100 Index Futures	539,976	551,838	6/19/26	—	(11,862)
3	ICE U.S. MSCI Emerging Markets Index Futures	218,190	224,212	6/19/26	—	(6,022)
3	OML Stockholm OMXS30 Index Futures	92,535	95,355	4/17/26	—	(2,820)
1	SFE S&P ASX Share Price Index 200 Futures	146,839	148,944	6/18/26	—	(2,105)
3	TSE TOPIX Futures	662,361	685,898	6/11/26	—	(23,537)
					22,567	(169,231)
Total Futures Contracts					$22,567	$(193,902)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.02%@
Equity Funds-51.43%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$16,963,140	$1,496,168	$553,948	$(13,794)	$(1,673,062)	$16,218,504	368,795	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	23,680,094	51,838	1,634,707	64,807	(290,160)	21,871,872	859,642	—	—
✧✧LVIP Channing Small Cap Value Fund	2,546,365	5,686	431,263	92,745	60,445	2,273,978	168,368	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	29,059,471	1,009,733	933,859	(5,245)	(1,456,605)	27,673,495	1,745,411	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	7,508,063	16,615	593,096	62,682	110,744	7,105,008	480,685	—	—
✧✧LVIP Nomura Mid-Cap Index Fund	9,052,128	20,307	931,319	73,725	688,968	8,903,809	187,931	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	17,650,240	39,210	1,497,588	88,139	403,761	16,683,762	1,263,921	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	3,251,890	188,519	106,121	12,761	(213,028)	3,134,021	194,587	—	—
✧✧LVIP SSGA S&P 500 Index Fund	49,973,892	1,478,414	1,613,029	(11,861)	(2,198,491)	47,628,925	1,478,012	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,436,177	16,467	594,203	98,364	(8,861)	6,947,944	198,021	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	8,837,642	570,230	291,832	(31,177)	(497,632)	8,587,231	294,275	—	—
Fixed Income Funds-18.31%@
*Lincoln Bain Capital Total Credit Fund	3,943,606	—	—	—	(34,900)	3,908,706	387,769	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,279,231	6,557	819,828	(196)	32,381	2,498,145	261,559	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	10,649,540	512,325	445,218	(6,059)	9,701	10,720,289	918,934	—	—
✧✧LVIP JPMorgan Core Bond Fund	41,231,665	1,535,171	1,330,749	(22,928)	16,244	41,429,403	4,161,668	—	—
✧✧LVIP SSGA Bond Index Fund	910,480	70,044	54,610	1,025	(1,246)	925,693	91,707	—	—
Global Equity Fund-0.33%@
✧✧LVIP BlackRock Real Estate Fund	1,140,208	2,584	80,756	6,066	13,564	1,081,666	136,660	—	—
International Equity Funds-26.95%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,596,623	10,338	530,835	80,529	129,372	4,286,027	410,107	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	10,576,345	147,402	350,436	155	98,613	10,472,079	990,361	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	6,502,159	737,756	212,240	(23,015)	(840,670)	6,163,990	367,232	—	—
✧✧LVIP MFS International Growth Fund	20,708,328	260,213	673,865	(3,726)	(902,982)	19,387,968	955,779	—	—
✧✧LVIP Mondrian International Value Fund	23,812,701	52,797	1,975,283	321,978	271,850	22,484,043	1,035,320	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	9,680,691	21,784	1,011,488	249,323	93,400	9,033,710	650,328	—	—
✧✧LVIP SSGA International Index Fund	16,974,737	37,660	1,573,176	411,000	(153,639)	15,696,582	1,171,212	—	—
Total	$329,965,416	$8,287,818	$18,239,449	$1,445,298	$(6,342,233)	$315,116,850		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3